Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 10, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain on revaluation of debt, net	$ 31,868,000	$ 0		$ (300,000)
Gain on change in fair value of warrant liabilities	(1,390,000)	0	$ (6,104,920)	(396,000)	$ 0
Warrants	1,513,000			0
Convertible notes Carrying amount				6,200,000	0
Deferred payout				4,300,000	6,000,000
Embedded derivative				100,000
Pre Close Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Pre-Close notes Carrying amount				25,300,000	0
Changes in the fair value of the embedded derivative				300,000	0
Embedded Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in the fair value of the embedded derivative				400,000	$ 0
Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Pre-Close notes Carrying amount				25,300,000
Convertible notes Carrying amount				60,000
Fair Value, Recurring [Member] | Venture Linked And Pre Close Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain on revaluation of debt, net	31,900,000	$ 0
Fair Value, Recurring [Member] | Venture Linked Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Pre-Close notes Carrying amount	42,874,000			$ 0
Private Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain on change in fair value of warrant liabilities	(500,000)
Warrants	637,000					$ 1,100,000
Public Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain on change in fair value of warrant liabilities	(900,000)
Warrants	876,000					$ 1,800,000
Notes Payable, Other Payables [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Principal amount	$ 75,000,000